Shareholder Report, Line Graph (Details) 193340_Hood River International Opportunity Fund_Investor Shares_TSR Annual {Investor Shares} - USD ($)				12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Aug. 11, 2023	Jun. 30, 2026
Investor Shares
Account Value [Line Items]
Line Graph and Table Measure Name				Investor Shares
Accumulated Value	$ 14,608	$ 12,508	$ 10,000	$ 26,389
MSCI AC WORLD INDEX ex USA Net (USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI AC World Index ex USA Net (USD)
Accumulated Value	13,085	11,115	10,000	$ 16,703
MSCI AC World Index ex US Small Cap Net TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI AC World Index ex US Small Cap Net TR
Accumulated Value	$ 12,894	$ 10,895	$ 10,000	$ 15,451